Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0002070457
Document Type	S-1
Entity Registrant Name	Twenty One Capital, Inc.
Entity Incorporation, State or Country Code	TX
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false